Document and Entity Information	Nov. 19, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 19, 2025
Entity Registrant Name	LIBERTY LIVE HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-288960
Entity Tax Identification Number	33-2910829
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002078416
Amendment Flag	false